Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments and Hedging

28. Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset and liability management systems. The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates having a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries employ foreign currency borrowings, foreign exchange contracts, and foreign currency swap agreements to hedge risks that are associated with certain transactions and investments denominated in foreign currencies due to the potential for changes in exchange rates. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. The forecasted transactions related to the above-mentioned agreements and contracts as of March 31, 2011 mature at various dates through 2018. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from accumulated other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net gains of ¥157 million, net gains of ¥824 million and net losses of ¥211 million ($3 million) during fiscal 2009, 2010 and 2011, respectively. Net gains of ¥3 million, which represent the total ineffectiveness of cash flow hedges, were recorded in earnings for fiscal 2009. No amount of these net gains (losses) was recorded in earnings for fiscal 2010 and 2011. Approximately ¥5,456 million ($66 million) of net derivative losses included in accumulated other comprehensive income (loss), net of applicable income taxes at March 31, 2011 will be reclassified into earnings within fiscal 2012.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables and borrowings, denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap contracts to hedge interest rate exposure of the fair values of these medium-term notes. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitment. For fiscal 2009, 2010 and 2011, net losses of ¥20 million, ¥307 million and ¥231 million ($3 million) of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts, borrowings and bonds denominated in the subsidiaries’ local currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries. The gains and losses of these hedging instruments were recorded in foreign currency translation adjustments, which is a part of other comprehensive income (loss).

(d) Trading derivatives or derivatives not designated as hedging instruments

The Company and certain subsidiaries engage in trading activities with various future contracts. Therefore the Company and the subsidiaries are at various risks such as share price fluctuation risk, interest rate risk and foreign currency exchange risk. The Company and the subsidiaries check that these risks are below a certain level by using internal indicators and determine whether such contracts should be continued or not. The Company and certain subsidiaries entered into interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts for risk management purposes but not qualified for hedge accounting under ASC 815 (“Derivatives and Hedging”).

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires companies to disclose the fair value of derivative instruments and their gains (losses) in tabular format, as well as information about credit-risk-related contingent features in derivative agreements.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2009 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(2,367)	Interest on loans and investment securities/Interest expense	¥170	—	¥0

Foreign exchange contracts	193	Foreign currency transaction loss	1	—	0

Foreign currency swap agreements	956	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	102	Other operating revenues/expenses	3

(2) Fair value hedges

	Gains (losses) recognized in income on derivative		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(682)	Interest on loans and investment securities/Interest expense	¥662	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	4,633	Foreign currency transaction loss	(4,633)	Foreign currency transaction loss

Foreign currency swap agreements	1,057	Foreign currency transaction loss	(1,057)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥6,618	Brokerage commissions and net gains (losses) on investment securities	¥2	—	¥0
Borrowings and bonds in local currency	1,393	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥40	Other operating revenues/expenses
Foreign currency swap agreements	(945)	Other operating revenues/expenses
Futures	3,778	Brokerage commissions and net gains (losses) on investment securities
Foreign exchange contracts	293	Brokerage commissions and net gains (losses) on investment securities
Credit derivatives held/written	105	Other operating revenues/expenses
Options held/written, Caps held	445	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,070	Interest on loans and investment securities/Interest expense	¥(89)	—	¥0

Foreign exchange contracts	(28)	Foreign currency transaction loss	(28)	—	0

Foreign currency swap agreements	(2,415)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,264	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥ 924	Interest on loans and investment securities/Interest expense	¥(1,231)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	4,700	Foreign currency transaction loss	(4,700)	Foreign currency transaction loss

Foreign currency swap agreements	349	Foreign currency transaction loss	(349)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(45)	Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	¥820	—	¥0

Borrowings and bonds in local currency	1,783	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥14	Other operating revenues/expenses
Foreign currency swap agreements	998	Other operating revenues/expenses
Futures	(147)	Brokerage commissions and net gains (losses) on investment securities
Foreign exchange contracts	67	Brokerage commissions and net gains (losses) on investment securities
Credit derivatives held/written	383	Other operating revenues/expenses
Options held/written, Caps held	(477)	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Interest rate swap agreements	¥598	$7	Interest on loans and investment securities/Interest expense	¥(313)	$(4)	—	¥0	$0
Foreign exchange contracts	526	6	Foreign currency transaction loss	291	3	—	0	0
Foreign currency swap agreements	(2,623)	(32)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	383	5	—	0	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥1,986	$24	Interest on loans and investment securities/Interest expense	¥(2,217)	$(27)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	8,765	105	Foreign currency transaction loss	(8,765)	(105)	Foreign currency transaction loss
Foreign currency swap agreements	4,297	52	Foreign currency transaction loss	(4,297)	(52)	Foreign currency transaction loss
Foreign currency long-term-debt	1,193	14	Foreign currency transaction loss	(1,193)	(14)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Foreign exchange contracts	¥4,468	$54	Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	¥39	$0	—	¥0	$0
Borrowings and bonds in local currency	3,711	45	—	0	0	—	0	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥34	$0	Other operating revenues/expenses
Foreign currency swap agreements	(10)	0	Other operating revenues/expenses
Futures	1,897	23	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(245)	(3)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(675)	(8)	Other operating revenues/expenses
Options held/written, Caps held and other	660	8	Other operating revenues/expenses

Notional amounts of derivative instruments and other, fair values of derivative instruments and other in consolidated balance sheets at March 31, 2010 and 2011 are as follows.

March 31, 2010

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments:
Interest rate swap agreements	¥170,193	¥191	Other receivables	¥2,862	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	171,681	834	Other receivables	4,968	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	207,049	12,671	Other receivables	22,053	Trade notes, accounts payable and other liabilities
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥9,096	¥1	Other receivables	¥94	Trade notes, accounts payable and other liabilities
Options held/written, Caps held	21,690	555	Other receivables	189	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	379,754	1,241	Other receivables	769	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	10,567	1,053	Other receivables	1,000	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	48,490	528	Other receivables	40	Trade notes, accounts payable and other liabilities

March 31, 2011

			Asset derivatives			Liability derivatives
	Notional amount		Fair value		Consolidated balance sheets location	Fair value		Consolidated balance sheets location
	Millions of yen	Millions of U.S. dollars	Millions of yen	Millions of U.S. dollars		Millions of yen	Millions of U.S. dollars
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥276,132	$3,321	¥2,070	$25	Other receivables	¥1,273	$15	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	163,342	1,964	1,075	13	Other receivables	3,509	42	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	179,429	2,158	13,072	157	Other receivables	31,830	383	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	19,616	236	0	0	—	0	0	—

Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥3,129	$38	¥0	$0	Other receivables	¥47	$1	Trade notes, accounts payable and other liabilities
Options held/written, Caps held and other	124,034	1,492	3,467	42	Other receivables	2,071	25	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	227,640	2,738	1,558	19	Other receivables	1,459	18	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	10,073	121	1,694	20	Other receivables	1,651	20	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	36,027	433	49	1	Other receivables	236	3	Trade notes, accounts payable and other liabilities

Certain of the Company’s derivative instruments contain provisions that require the Company to maintain an investment grade credit rating from each of the major credit rating agencies.

If the Company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment on derivative instruments that are in net liability positions.

There are no derivative instruments with credit-risk-related contingent features that are in a liability position on March 31, 2010 and 2011.

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires sellers of credit derivatives to disclose additional information about credit- risk-related potential payment risk.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. As of March 31, 2010 and 2011, details of credit derivatives are as follows.

March 31, 2010

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *1	¥7,000	Less than two years	¥(1)
Total return swap	In case of underlying reference CMBS price falling beyond certain extent *2	41,146	Less than two years	493

March 31, 2011

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative		Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen	Millions of U.S. dollars		Millions of yen	Millions of U.S. dollars
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *1	¥7,000	$84	Less than one year	¥48	$1
Total return swap	In case of underlying reference CMBS price falling beyond certain extent *2	28,606	344	Less than one year	(236)	(3)

*1	Underlying reference company’s credit ratings are BBB+ or better rated by rating agencies as of March 31, 2010 and 2011.
*2	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2010 and 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.